Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Current Assets [Abstract]
Government authorities	$ 146	$ 268
Prepaid expenses and other receivables	997	1,005
Total other current assets	$ 1,143	$ 1,273